OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2018
Other Financial Items [Abstract]
Schedule of other financial items
Other financial items comprise the following items:

	Six months ended		Year ended
(in thousands of $)	June 30, 2018	June 30, 2017	December 31, 2017
Net cash payments on non-designated derivatives	(647)	(2,779)	(5,124)
Net increase/(decrease) in fair value of non-designated derivatives	6,492	(4,297)	8,068
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	(34)	138	140
Net increase in fair value of equity investments	15,304	—	—
Other items	(99)	(1,752)	(5,768)
Other financial items, net	21,016	(8,690)	(2,684)